Note 12 - Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested on January 1, 2016	90,900	5.67
Granted	82,080	1.21
Vested	(56,700)	6.57
Non-vested on December 31, 2016	116,280	2.08